FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	$ 537,596		$ 500,344
Other non-current financial liabilities	4,044,279		3,778,567
Other financial liabilities	4,581,875		4,278,911
Trade and other current payables	669,847		728,554
Trade and other non-current payables	2,230		0
Trade and other payables	672,077		728,554
Current financial liabilities	1,207,443		1,228,898
Non-current financial liabilities	4,046,509		3,778,567
Financial liabilities	5,182,353	[1]	5,002,072	[1]	$ 4,454,380
Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	121,606		148,778
Trade and other current payables	669,847		728,550
Current financial liabilities	791,453		877,328
Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	415,990		351,566
Trade and other current payables	0		4
Current financial liabilities	415,990		351,570
Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	1,451,888		1,455,641
Trade and other non-current payables	2,230		0
Non-current financial liabilities	1,454,118		1,455,641
Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	2,592,391		2,322,926
Trade and other non-current payables	0		0
Non-current financial liabilities	2,592,391		2,322,926
Bonds obligations [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	289,871		62,994
Other non-current financial liabilities	3,211,783		3,239,691
Other financial liabilities	3,501,654		3,302,685
Financial liabilities	1,439,610		1,244,939
Bonds obligations [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	27,803		28,013
Bonds obligations [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	262,068		34,981
Bonds obligations [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	818,716		1,054,926
Bonds obligations [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	2,393,067		2,184,765
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	215,049		392,872
Other non-current financial liabilities	725,386		465,585
Other financial liabilities	940,435		858,457
Bank Borrowings [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	84,778		110,700
Bank Borrowings [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	130,271		282,172
Bank Borrowings [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	526,062		327,424
Bank Borrowings [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	199,324		138,161
Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	659,618		717,346
Trade and other non-current payables	2,230		0
Trade and other payables	661,848		717,346
Trade and other payables [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	659,618		717,342
Trade and other payables [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	0		4
Trade and other payables [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	2,230		0
Trade and other payables [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0		0
Accounts payable to related companies [Member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	10,229		11,208
Trade and other non-current payables	0		0
Trade and other payables	10,229		11,208
Accounts payable to related companies [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	10,229		11,208
Accounts payable to related companies [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	0		0
Accounts payable to related companies [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0		0
Accounts payable to related companies [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0		0
Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	30,916		44,341
Other non-current financial liabilities	37,271		68,035
Other financial liabilities	68,187		112,376
Finance lease [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	7,265		9,928
Finance lease [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	23,651		34,413
Finance lease [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	37,271		68,035
Finance lease [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	0		0
Swap and forward [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	1,760		137
Other non-current financial liabilities	69,839		5,256
Other financial liabilities	71,599		5,393
Swap and forward [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	1,760		137
Swap and forward [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	0		0
Swap and forward [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	69,839		5,256
Swap and forward [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	$ 0		$ 0

[1]	Financial liabilities measured at amortized cost, other than “Trade and other payables”, “Accounts payable to related parties” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.